Financial instruments and risk management - Summary of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Amounts presented in the balance sheet, derivative financial assets	£ 2,489	£ 1,592	£ 1,509
Right of set off with derivative counterparties, derivative financial assets	(948)	(802)	(754)
Cash collateral, derivative financial assets	(1,091)	(638)	(492)
Net amount, derivative financial assets	450	152	263
Amounts presented in the balance sheet, derivative financial liabilities	(1,012)	(940)	(837)
Rights of set off with derivative counterparties, derivative financial liabilities	948	802	754
Cash collateral, derivative financial liabilities	83	90	60
Net amount, derivative financial liabilities	19	(48)	(23)
Amounts presented in the balance sheet	1,477	652	672
Right of set off with derivative counterparties	0	0	0
Cash collateral	(1,008)	(548)	(432)
Net amount	£ 469	£ 104	£ 240